Reverse Recapitalization	12 Months Ended
Mar. 31, 2025
Reverse Recapitalization [Abstract]
Reverse recapitalization

Note 3 – Reverse recapitalization

On February 13, 2025 (the “Closing Date”), the Company consummated the transactions contemplated by that certain agreement and plan of merger dated October 18, 2023 (as amended on December 1, 2023, December 15, 2023, January 31, 2024, and September 30, 2024, the “Merger Agreement”), entered by and among (i) the Company, (ii) RFAC, (iii) GCL BVI, (iv) GCL Global, and, (v) Sponsor. Pursuant to the Merger Agreement, the Company formed two wholly-owned subsidiaries for the purpose of participating in the contemplated transactions: (i) a Cayman Islands exempted company limited by shares (“Merger Sub 1”), and (ii) a Delaware corporation (“Merger Sub 2”). Capitalized terms used but not otherwise defined herein shall have the meanings set forth in the Merger Agreement. On the Closing Date, pursuant to the Merger Agreement: (a) Merger Sub 1 merged with and into GCL Global, with GCL Global continuing as the surviving entity in the merger (the “Initial Merger”), as a result of which: (i) GCL Global became a wholly-owned subsidiary of the Company and (ii) each issued and outstanding security of GCL Global immediately prior to the consummation of the Merger was no longer outstanding and automatically cancelled, in exchange for the right of the holder thereof to receive such number of newly issued shares of the Company specified below; and (b) Merger Sub 2 merged with and into RFAC, with RFAC surviving such merger as a wholly owned subsidiary of the Company (the “SPAC Merger” and together with the Initial Merger, the “Mergers”, and together the other transactions and ancillary agreements contemplated by the Merger Agreement and the Ancillary Agreements (as defined below), the “Business Combination” or “Transactions”). As a result of the Transactions, RFAC and GCL Global each became a wholly-owned subsidiary of the Company.

Upon the consummation of the Business Combination, the following transaction (“collectively, the “Transaction”) were completed, based on the Company’s capitalization as of February 13, 2025:

●

Each ordinary share of GCL Global issued and outstanding immediately prior to the Initial Merger Effective Time (other than any treasury shares or Dissenting Shares), was automatically cancelled and ceased to exist in exchange for the right to receive, such number of newly issued ordinary shares of PubCo, par value $0.0001 per share (the “PubCo Ordinary Shares”) at an exchange ratio of 1 for 4.0536 (“Exchange Ratio”) , rounded up to the nearest whole share (the “Merger Consideration Shares”), and as of the Initial Merger Effective Time, each Company Shareholder (as defined in the Merger Agreement) ceased to have any other rights in and to GCL Global (other than any applicable appraisal and dissenter’s rights);

●	Each share of RFAC common stock, including RFAC Class A Common Stock and RFAC Class B Common Stock, issued and outstanding immediately prior to the effective time of the Business Combination (other than any redeemed shares) was automatically cancelled and ceased to exist and, for each share of RFAC common stock, the Company issued to each RFAC shareholder (other than RFAC shareholders who exercised their redemption rights in connection with the Business Combination) one validly issued Company ordinary share

●	Each RFAC warrant issued and outstanding immediately prior to effective time of the Business Combination converted into a Company warrant to purchase one ordinary share of the Company (each, a “Warrant”) (or equivalent portion thereof). The Warrants have substantially the same terms and conditions as set forth in the RFAC warrants, except that the Warrant is exercisable for shares of the Company ordinary shares rather than RFAC common stock;

●	Every 10 RFAC Rights issued and outstanding immediately prior to the effective time of the Business Combination converted into one ordinary share of the Company (rounded down to the nearest whole share). Upon closing of the Business Combination, 11,499,980 RFAC Rights were converted into 1,149,998 shares of the Company’s ordinary shares;

●	2,000,000 shares of the Company’s ordinary shares were issued as an incentive to certain investors in connection with transaction financing; and

The following table presents the number of the Company’s ordinary shares issued and outstanding immediately following the Reverse Recapitalization:

Ordinary Share
RFAC’s common stock outstanding prior to Reverse Recapitalization	4,276,394
Ordinary shares issued at the Closing as an incentive to certain investors designated by RFAC Sponsor in connection with Transaction Financing	2,000,000
Conversion of GCL Global’s ordinary shares	120,000,000

Minus ordinary share placed in escrow:
Bonus Shares in connection with convertible note (See Note 15)	(2,201,665)
Issuance of ordinary shares in connection with long-term investment in Nekcom Inc. (“Nekcom”) (See Note 5)	(2,126,729)
Rounding	(22)
Total ordinary share issued and outstanding	121,947,978

GCL Global was determined to be the accounting acquirer given GGL Global effectively controlled the combined entity after the SPAC Transaction. The transaction is not a business combination because RFAC was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by GCL Global for the net monetary assets of RFAC, accompanied by a recapitalization. GCL Global is determined as the accounting acquirer and the historical financial statements of GCL Global became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The net assets of RFAC were recognized as of the closing date at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of GCL Global and GCL Global’s operations are the only ongoing operations of GCL.

In connection with the Reverse Recapitalization, the Company raised approximately $0.6 million of proceeds, presented as cash flows from financing activities, which included the contribution of approximately $0.6 million of funds held in RFAC’s trust account and cash held in RFAC’s operating cash account.

The following table reconciles the elements of the Reverse Recapitalization to the consolidated statements of cash flows, changes in shareholders’ equity, and net deficit of RFAC as of the closing date.

At Closing date February 13, 2025
Funds held in RFAC’s trust account	$499,932
Funds held in RFAC’s operating cash account	111,776
Proceeds from the Reverse Recapitalization	611,708
Less: non-cash net deficit assumed from RFAC	(10,692,920)
Net deficit from issuance of ordinary shares upon the Reverse Recapitalization	$(10,081,212)